Intangible Assets, Redeemable Common Units and Mezzanine Equity	12 Months Ended
Dec. 31, 2021
Intangible Assets, Redeemable Common Units and Mezzanine Equity
Intangible Assets, Redeemable Common Units and Mezzanine Equity
5.	Intangible Assets, Redeemable Common Units and Mezzanine Equity

In 2007, NuScale entered into a patent license agreement (the “Agreement”) with OSU, which granted the Company a worldwide, exclusive license under three patents. In 2015, NuScale entered into a “Purchase, Sale and License Agreement” (“PLA”) with OSU, whereby OSU sold and assigned to NuScale certain patent and intellectual property rights, including the patent intellectual property rights that OSU formerly exclusively and non-exclusively licensed to NuScale under the Agreement; and granted NuScale a license to use, reproduce, prepare derivative works of, distribute, transmit, publicly perform, and publicly display the testing data.

As consideration for the PLA, NuScale issued a cash payment of $1,000 upon execution of the agreement as well as on-going $25 quarterly cash payments continuing until the earlier of (i) such time as NuScale completes the sale of its first commercial-scale nuclear module (exclusive of modules designated to validate the operability of a NuScale module) to a commercial customer or (ii) expiration of the term of the last valid claim under the assigned patents to expire. Additionally, NuScale will make royalty payments to OSU on the sale of NuScale’s first and subsequent commercial-scale nuclear modules to a commercial customer as follows:

(i)	0.25% of the then current commercial price paid to NuScale for the first twenty-four (24) NuScale modules sold to commercial customers.
(ii)	0.15% of the then current commercial price paid to NuScale for the next twelve (12) NuScale modules sold to commercial customers.

Under the Agreement, the Company granted OSU 2,750 common units valued at a weighted average price per unit of $0.25 determined on their respective grant date. Additionally, under the PLA, NuScale granted OSU 3,250 common units valued at $0.45 per unit on the grant date, resulting (in addition to the cash payment of $1,000) in a value assigned to the patents of $2,462 which is being amortized on a straight line basis over the remaining life of the patents which range from 2028 to 2034. The gross carrying amount of the patents, and the associated accumulated amortization was $2,462 and $1,226, respectively, at December 31, 2021 and $2,462 and $1,049, respectively, at December 31, 2020. Estimated amortization expense for each of the five succeeding years is expected to be $178 per year.

OSU’s common units feature certain redemption rights at the option of the holder and upon an event outside the control of the Company. The redemption right is only available to OSU if the U.S. Nuclear Regulatory Commission issues a written determination that the ownership of these common units creates a conflict of interest. It is not probable that this event, which is outside the control of the Company, will occur. Accordingly, the 6,000 OSU common units subject to possible redemption are presented as mezzanine equity, outside of members’ equity. The Company has not adjusted the carrying value of the outstanding common units subject to the redemption feature because it is not probable the redemption right will be exercised.

Commencing on the effective date of the agreement and continuing until such time as NuScale completes the sale of its first commercial-scale nuclear module to a commercial customer, OSU shall have the right, but not the obligation, to sell all of its then current common share holdings in NuScale Holdings and all of its then current common units in NuScale (collectively the “NuScale Shares”) to NuScale if, but only if, the NRC issues a written determination that : (a) OSU’s ownership of the NuScale Shares creates a conflict of interest for OSU; and (b) OSU must divest the entirety of such NuScale Shares in order to continue performing work on NuScale’s behalf for certification of the NuScale reactor design. In the event OSU exercises such option, the parties shall enter into a Share Purchase and Sale Agreement, in form and substance reasonably acceptable to each party, pursuant to which OSU would agree to sell and NuScale would agree to purchase all of the NuScale Shares for a price equal to the then current market value of the NuScale Shares as determined by a valuation firm reasonably acceptable to both OSU and NuScale.

Payments made to OSU for research and testing were $893 and $1,104 for years ended December 31, 2021 and 2020, respectively. Amounts payable to OSU included in accounts payable and accrued expenses were $150 and $186 at December 31, 2021 and 2020, respectively.